As filed with the Securities and Exchange Commission on March 18, 2015

1933 Act Registration No. 033-17619

1940 Act Registration No. 811-05349

SECURITIES AND EXCHANGE COMMISSION

Washington, D. C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER
THE SECURITIES ACT OF 1933	☑
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 452	☑
and/or REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☑
Amendment No. 453	☑
(Check appropriate box or boxes)

GOLDMAN SACHS TRUST

(Exact Name of Registrant as Specified in Charter)

71 South Wacker Drive

Chicago, Illinois 60606

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (312) 655-4400

CAROLINE KRAUS, ESQ.

Goldman, Sachs & Co.

200 West Street

New York, New York 10282

(Name and Address of Agent for Service)

Copies to:

STEPHEN H. BIER, ESQ.

Dechert LLP

1095 Avenue of the Americas

New York, NY 10036

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the registration statement

It is proposed that this filing will become effective (check appropriate box)

☑	immediately upon filing pursuant to paragraph (b)
❑	on (date) pursuant to paragraph (b)
❑	60 days after filing pursuant to paragraph (a)(1)
❑	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
❑	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This filing relates solely to the following series and classes of the Registrant:

Class A, Class C, Class R, Class IR, Institutional and Service Shares of the Goldman Sachs Large Cap Value Insights Fund, Goldman Sachs U.S. Equity Insights Fund, Goldman Sachs Large Cap Growth Insights Fund, Goldman Sachs Small Cap Equity Insights Fund and Goldman Sachs International Equity Insights Fund.

Class A, Class C, Class R, Class IR and Institutional Shares of the Goldman Sachs Small Cap Value Insights Fund, Goldman Sachs Small Cap Growth Insights Fund, Goldman Sachs Emerging Markets Equity Insights Fund and Goldman Sachs Strategic International Equity Fund.

Class A, Class C, Class IR, Institutional and Service Shares of the Goldman Sachs Focused International Equity Fund, Goldman Sachs International Small Cap Fund and Goldman Sachs Emerging Markets Equity Fund.

Class A, Class C, Class IR and Institutional Shares of the Goldman Sachs International Small Cap Insights Fund, Goldman Sachs Asia Equity Fund, Goldman Sachs BRIC (Brazil, Russia, India, China) Fund and Goldman Sachs N-11 Equity Fund.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 452 under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 452 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City and State of New York on the 18th day of March, 2015.

GOLDMAN SACHS TRUST
(A Delaware statutory trust)

By:	/s/ Caroline Kraus
Caroline Kraus
Secretary

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to said Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Name	Title	Date
[1]James A. McNamara	President (Chief Executive Officer)	March 18, 2015
James A. McNamara	and Trustee

[1]Scott M. McHugh	Treasurer, Senior Vice President	March 18, 2015
Scott M. McHugh	and Principal Financial Officer

[1]Ashok N. Bakhru	Chairman and Trustee	March 18, 2015
Ashok N. Bakhru

[1]Kathryn A. Cassidy	Trustee	March 18, 2015
Kathryn A. Cassidy

[1]John P. Coblentz, Jr.	Trustee	March 18, 2015
John P. Coblentz, Jr.

[1]Diana M. Daniels	Trustee	March 18, 2015
Diana M. Daniels

[1]Joseph P. LoRusso	Trustee	March 18, 2015
Joseph P. LoRusso

[1]Herbert J. Markley	Trustee	March 18, 2015
Herbert J. Markley

[1]Jessica Palmer	Trustee	March 18, 2015
Jessica Palmer

[1]Alan A. Shuch	Trustee	March 18, 2015
Alan A. Shuch

[1]Richard P. Strubel	Trustee	March 18, 2015
Richard P. Strubel

[1]Roy W. Templin	Trustee	March 18, 2015
Roy W. Templin

[1]Gregory G. Weaver	Trustee	March 18, 2015
Gregory G. Weaver

By:	/s/ Caroline Kraus
Caroline Kraus, Attorney-In-Fact

[1]	Pursuant to powers of attorney previously filed.

CERTIFICATE

The undersigned Secretary for Goldman Sachs Trust (the “Trust”) hereby certifies that the Board of Trustees of the Trust duly adopted the following resolution at a meeting of the Board held on June 11-12, 2014.

RESOLVED, that the Trustees and Officers of each Trust who may be required to execute any amendments to each Trust’s Registration Statement be, and each hereby is, authorized to execute a power of attorney appointing James A. McNamara, Caroline L. Kraus, Andrew Murphy, Robert Griffith, Matthew Wolfe, and Francesca Mead, jointly and severally, their attorneys-in-fact, each with power of substitution, for said Trustees and Officers in any and all capacities to sign the Registration Statement under the Securities Act and the 1940 Act of each Trust and any and all amendments to such Registration Statement, and to file the same, with exhibits thereto, and other documents in connection therewith, with the SEC, the Trustees and Officers hereby ratifying and confirming all that each of said attorneys-in-fact, or his or her substitute or substitutes, may do or may have caused to be done by virtue hereof.

The undersigned Secretary for the Trust further certifies that the Board duly adopted the following resolution at a meeting of the Board held on December 17, 2014.

RESOLVED, that Gregory G. Weaver and Kathryn A. Cassidy, who may be required to execute any amendments to each Trust’s Registration Statement, be, and each hereby is, authorized to execute a power of attorney appointing James A. McNamara, Caroline L. Kraus, Andrew Murphy, Robert Griffith, Matthew Wolfe, and Francesca Mead, jointly and severally, his or her attorneys-in-fact, each with power of substitution, for Gregory G. Weaver and Kathryn A. Cassidy in any and all capacities to sign the Registration Statement under the Securities Act of 1933 and the Investment Company Act of 1940 of each Trust and any and all amendments to such Registration Statement, and to file the same, with exhibits thereto, and other documents in connection therewith, with the U.S. Securities and Exchange Commission, with Gregory G. Weaver and Kathryn A. Cassidy hereby ratifying and confirming all that each of said attorneys-in-fact, or his or her substitute or substitutes, may do or may have caused to be done by virtue hereof.

Dated: March 18, 2015

/s/ Caroline Kraus
Caroline Kraus,
Secretary

EXHIBIT INDEX

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase